Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Impaired loans carrying amount	$ 7,086,000	$ 5,242,000
Impaired loans Valuation allowance	352,000	966,000
Impaired loans additional provision for losses	$ 100,000	$ 803,000